Trading Property (Details Textual 1) ₪ in Thousands, $ in Thousands, ₨ in Millions			1 Months Ended			12 Months Ended
	Dec. 02, 2015 Acresofland	Sep. 16, 2015	Jun. 30, 2017	Mar. 31, 2008	Dec. 31, 2007 Acresofland	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 INR (₨)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 INR (₨)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 INR (₨)
Trading Property (Textual)
Percentage of partner holds plot						10.00%	10.00%
Other non-current liabilities						₪ 75,970		₪ 57,155		$ 21,913
Casa Radio Project [Member]
Trading Property (Textual)
Significant unobservable inputs,description

●  Estimated weighted average monthly rental prices per sqm is EUR 26 for the mall, EUR 16 for offices and 14.2 for Hotel/Conference Center (2016: EUR 26.3 for the mall, EUR 15.8 for offices, EUR 14.2 for Hotel/Conference Center);

●  The Estimated Exit Yield is 8.75% for the mall, 9.25 % for the office component and 10.25% for Hotel/Conference center including additional 1.5% yield to cover for several risks related to the complexity and large scale of the project (2016 - the same)

●  The construction hard costs of the project are 760 EUR/sqm for the mall; 1,098 EUR/sqm for Hotel; 751 EUR/sqm for the offices; 370 EUR/sqm for parking (2016: 780 EUR/sqm for the mall; 740 EUR/sqm for the offices; 1,010 EUR/sqm for Hotel, 370 EUR/sqm for parking);

●  The development finance rate is 5.25% (2016:5.5%);

●  The scheme would compose the following components: (i) retail; (ii) offices; (iii) hotel & conference center;

●  Developers profit -15% (2016: 15%);

●  Discount to Market Value - 35% (2016: 25%);

●  Start of construction in 3.5 years (2016: 3 years).

●  Estimated weighted average monthly rental prices per sqm is EUR 26 for the mall, EUR 16 for offices and 14.2 for Hotel/Conference Center (2016: EUR 26.3 for the mall, EUR 15.8 for offices, EUR 14.2 for Hotel/Conference Center);

●  The Estimated Exit Yield is 8.75% for the mall, 9.25 % for the office component and 10.25% for Hotel/Conference center including additional 1.5% yield to cover for several risks related to the complexity and large scale of the project (2016 - the same)

●  The construction hard costs of the project are 760 EUR/sqm for the mall; 1,098 EUR/sqm for Hotel; 751 EUR/sqm for the offices; 370 EUR/sqm for parking (2016: 780 EUR/sqm for the mall; 740 EUR/sqm for the offices; 1,010 EUR/sqm for Hotel, 370 EUR/sqm for parking);

●  The development finance rate is 5.25% (2016:5.5%);

●  The scheme would compose the following components: (i) retail; (ii) offices; (iii) hotel & conference center;

●  Developers profit -15% (2016: 15%);

●  Discount to Market Value - 35% (2016: 25%);

●  Start of construction in 3.5 years (2016: 3 years).

Joint Development Agreement [Member]
Trading Property (Textual)
Developer paid total refundable deposit								₪ 5,500			₨ 100
Chennai Project SPV [Member]
Trading Property (Textual)
Percentage of revenues from the plotted development								73.00%	73.00%
Percentage of revenues from sale of fully constructed residential units								40.00%	40.00%
Provision from property development									₨ 300
Advanced payment received									₨ 100
Chennai Project SPV [Member] | Joint Development Agreement [Member]
Trading Property (Textual)
Percentage of property allocated for sale								67.00%	67.00%
Elbit-Plaza India Real Estate Holding Limited [Member]
Trading Property (Textual)
Trading property | ₪						₪ 187,100
Description of backstop commitment		EPI has obtained a backstop commitment from the Local Partner for the purchase of its 80% shareholding in the Chennai SPV by January 15, 2016, for a net consideration of approximately INR 161.7 Crores (NIS 87 million). Since the Local Partner had breached its commitment, EPI exercised its rights and forfeited the Local Partner's 20% holdings in the Chennai Project SPV. Accordingly, as of the balance sheet date EPI has 100% of the equity and voting rights in the Chennai Project SPV.
Elbit-Plaza India Real Estate Holding Limited [Member] | Share Subscription and Framework Agreement [Member]
Trading Property (Textual)
Trading property, description				EPI entered into a share subscription and framework agreement (the "Agreement"), with a third party local developer (the "Partner"), and a wholly owned Indian subsidiary of EPI which was designated for this purpose ("SPV"), to acquire together with the Partner, through the SPV, up to 440 acres of land in Bangalore, India (the "Project") in certain phases as set forth in the Agreement. As of December 31, 2017, the Partner has surrendered sale deeds to the SPV for approximately 54 acres (the "Plot"). In addition, under the Agreement the Partner has also been granted with 10% undivided interest in the Plot and have also signed a Joint Development Agreement with the SPV in respect of the Plot.
Elbit-Plaza India Real Estate Holding Limited [Member] | 2015 Agreement [Member]
Trading Property (Textual)
Number of acres land acquired | Acresofland	8.3
Trading property, description	EPI has signed an agreement to sell 100% of its interest in the SPV to the Partner (the "Sale Agreement"). The total consideration upon completion of the transaction was INR 3,210 million (approximately EUR 42 million) which should have been paid no later than September 30, 2016 ("Long Stop Date"). On November 15, 2016, the Partner informed EPI that it will not be able to execute the advance payments.
Percentage of undivided interest	10.00%
Description of failure of partner to complete transaction	As a result of the failure of the Partner to complete the transaction under the Sale Agreement and in accordance with the provisions thereto, EPI has 100% control over the SPV and the partner is no longer entitled to receive the 50% shareholding.
Elbit-Plaza India Real Estate Holding Limited [Member] | 2017 Agreement [Member]
Trading Property (Textual)
Trading property, description			The Purchaser and EPI have agreed that the purchase price will be amended to INR 338 Crores (approximately Euro 44.2 million) instead of the INR 321 Crores (approximately Euro 42 million) agreed in the previous agreement. As part of the agreement, INR 110 Crores (approximately Euro 14.4 million) will be paid by the Purchaser in instalments until the Final Closing. The Final Closing will take place on September 1, 2018, when the final instalment of INR 228 Crores (approximately Euro 29.8 million) will be paid to EPI.
Elbit-Plaza India Real Estate Holding Limited [Member] | 2018 Agreement [Member]
Trading Property (Textual)
Advanced payment received						₪ 30,000	₨ 550
Trading property, description						In March 2018, the Company signed an amended revised agreement as follows: The Purchaser and EPI have agreed that the total purchase price shall be increased to INR 350 Crores (approximately NIS 190 million). Following the signing of the revised agreement the Purchaser paid EPI additional INR 10 Crores (approximately NIS 5 million) further to the INR 45 Crores (approximately NIS 25 million) that were already paid during the recent year. Additional INR 83 Crores (approximately NIS 45 million) will be paid by the Purchaser in unequal monthly installments until the Final Closing. The Final Closing will take place on 31 August 2019 when the final installment of INR 212 Crores (approximately NIS 115 million) will be paid to EPI against the transfer of the outstanding share capital of the SPV.	In March 2018, the Company signed an amended revised agreement as follows: The Purchaser and EPI have agreed that the total purchase price shall be increased to INR 350 Crores (approximately NIS 190 million). Following the signing of the revised agreement the Purchaser paid EPI additional INR 10 Crores (approximately NIS 5 million) further to the INR 45 Crores (approximately NIS 25 million) that were already paid during the recent year. Additional INR 83 Crores (approximately NIS 45 million) will be paid by the Purchaser in unequal monthly installments until the Final Closing. The Final Closing will take place on 31 August 2019 when the final installment of INR 212 Crores (approximately NIS 115 million) will be paid to EPI against the transfer of the outstanding share capital of the SPV.
Other non-current liabilities | ₪						₪ 21,800
Elbit-Plaza India Real Estate Holding Limited [Member] | Chennai Project SPV [Member]
Trading Property (Textual)
Number of acres land acquired | Acresofland					74.73